OPERATING LEASES - Schedule of future minimum operating lease revenue receipts (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Leases [Abstract]
2021 (remaining six months)	$ 31,790
2022	23,500
2023	2,398
2024	0
2025	0
Thereafter	0
Total minimum lease receipts	$ 57,688